ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Receivables [Abstract]
Allowance for expected credit losses	$ 101,712	$ 13,040	$ 225,347	$ 558,069
Bad debt write-off of account receivable	$ 499,756	$ 64,071	$ 0	$ 0